PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Multiemployer Defined Benefit Pension Plans (Details) - Pension Benefits - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Multiemployer Plans [Line Items]
Company contributions to multiemployer plans	$ 66	$ 76		$ 165	$ 151
AFTRA Retirement Plan
Multiemployer Plans [Line Items]
Employer Identification Number/Pension Plan Number			136414972
Pension Protection Act Zone Status			Green	Green
Company contributions to multiemployer plans	5	10		$ 18	18
Expiration Date of Collective Bargaining Agreement			Jun. 30, 2026
AFTRA Retirement Plan | Minimum
Multiemployer Plans [Line Items]
Percent of total contributions (more than)			5.00%
Directors Guild of America - Producer
Multiemployer Plans [Line Items]
Employer Identification Number/Pension Plan Number			952892780
Pension Protection Act Zone Status			Green	Green
Company contributions to multiemployer plans	8	9		$ 17	17
Expiration Date of Collective Bargaining Agreement			Jun. 30, 2026
Directors Guild of America - Producer | Minimum
Multiemployer Plans [Line Items]
Percent of total contributions (more than)			5.00%
Producer - Writers Guild of America
Multiemployer Plans [Line Items]
Employer Identification Number/Pension Plan Number			952216351
Pension Protection Act Zone Status			Green	Green
Company contributions to multiemployer plans	9	13		$ 24	24
Expiration Date of Collective Bargaining Agreement			May 01, 2026
Producer - Writers Guild of America | Minimum
Multiemployer Plans [Line Items]
Percent of total contributions (more than)			5.00%
Screen Actors Guild - Producers
Multiemployer Plans [Line Items]
Employer Identification Number/Pension Plan Number			952110997
Pension Protection Act Zone Status			Green	Green
Company contributions to multiemployer plans	11	13		$ 24	27
Expiration Date of Collective Bargaining Agreement			Jun. 30, 2026
Screen Actors Guild - Producers | Minimum
Multiemployer Plans [Line Items]
Percent of total contributions (more than)			5.00%
Motion Picture Industry
Multiemployer Plans [Line Items]
Employer Identification Number/Pension Plan Number			951810805
Pension Protection Act Zone Status			Green	Green
Company contributions to multiemployer plans	25	24		$ 65	48
Motion Picture Industry | Minimum
Multiemployer Plans [Line Items]
Percent of total contributions (more than)			5.00%
Other Plans
Multiemployer Plans [Line Items]
Company contributions to multiemployer plans	$ 8	$ 7		$ 17	$ 17